Consolidated Statements of Operations (FY) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 366			$ 1,753			$ 7,803	$ 5,096		$ 7,298	$ 6,071
Operating expenses
Research and development	814			3,963			7,160	12,002		15,518	18,240
General and administrative	2,209			1,729			5,836	5,609		6,520	6,778
Total operating expenses	3,023			5,692			15,614	17,611		22,038	25,018
Loss from operations	(2,657)			(3,939)			(7,811)	(12,515)		(14,740)	(18,947)
Other income (expense)
Interest income	101			217			394	675		867	309
Other expense, net	(31)			(52)			(156)	(198)		(248)	(198)
Total other income, net	70			165			238	477		619	111
Net loss	$ (2,587)	$ (5,811)	$ 825	$ (3,774)	$ (3,816)	$ (4,448)	$ (7,573)	$ (12,038)	$ (9,559)	$ (14,121)	$ (18,836)
Net loss per share attributable to common stockholders basic	$ (0.71)			$ (1.03)			$ (2.07)	$ (3.3)		$ (3.87)	$ (5.46)
Net loss per share attributable to common stockholders diluted	$ (0.71)			$ (1.03)			$ (2.07)	$ (3.3)		$ (3.87)	$ (5.46)
Weighted average common shares outstanding basic	3,652,285			3,652,285			3,652,285	3,651,785		3,651,911,000	3,447,701,000
Weighted average common shares outstanding diluted	3,652,285			3,652,285			3,652,285	3,651,785		3,651,911,000	3,447,701,000